Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (3,288)	$ (4,633)
Items not affecting operating activities:
Interest income	(1,920)	(1,549)
Effect of exchange rate changes on cash and cash equivalents	213	(70)
Items not affecting cash:
Gain (loss) on revaluation of investments	(4,071)	1,732
Equity income from investment in SLM California (Note 6)	(4,329)	(4,134)
Share-based payments (Note 16)	2,346	2,068
Loss (gain) on revaluation and provisioning of receivables (Note 5)	(8)	2,735
Deferred income tax expense (recovery) (Note 11)	770	(282)
Depletion and depreciation (Note 7)	6,528	5,220
Finance expense (Note 10)	3,814	5,091
Shares received pursuant to property agreements	(82)	(2,526)
Other non-cash movements (Note 21)	2,047	(1,191)
Changes in non-cash working capital items (Note 21)	4,798	4,598
Total cash provided by operating activities	6,818	7,059
Cash flows from investing activities
Dividends and other distributions (Note 6)	6,955	7,225
Acquisition of royalty and other property interests, net (Note 7)	(3,500)	(169)
Purchase of investment in SLM California (Note 6)	(4,742)	(3,517)
Proceeds from the sale of preferred shares in Ensero Holdings Inc. (Note 4)	4,500	0
Sale of fair value through profit and loss investments, net	2,431	4,921
Other movements (Note 21)	704	367
Total cash provided by investing activities	6,348	8,827
Cash flows from financing activities
Proceeds from Franco-Nevada loan (Note 10)	35,000	0
Loan repayments (Note 10)	(34,660)	(10,000)
Interest paid (Note 10)	(2,655)	(3,142)
Purchase of common shares returned to treasury	(5,658)	0
Proceeds from exercise of options and settlement of RSUs, net	1,600	1,085
Financing costs	(484)	(60)
Total cash used in financing activities	(6,857)	(12,117)
Effect of exchange rate changes on cash and cash equivalents	(213)	70
Change in cash and cash equivalents	6,096	3,839
Cash and cash equivalents, beginning	20,677	16,838
Cash and cash equivalents, ending	$ 26,773	$ 20,677